Equity - Summary of Foreign Currency Translation Adjustments (Detail) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	$ 3,594,274,499	$ 3,747,283,652	$ 3,674,163,781	$ 3,786,961,657
Reserve for Exchange Differences in Translation [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	103,650,093	166,116,569	101,654,836	$ 6,976,383
Reserve for Exchange Differences in Translation [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(7,746,933)	(3,292,629)	302,222
Reserve for Exchange Differences in Translation [Member] | GNL Chile S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	907,869	1,022,047	900,483
Reserve for Exchange Differences in Translation [Member] | Grupo Enel Generacion Chile S A
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	110,921,404	$ 168,387,151	$ 100,452,131
Reserve for Exchange Differences in Translation [Member] | Enel AMPCI Ebus Chile SpA [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	$ (432,247)